Loans To Exar Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Loan to Exar Capital [Abstract]
Summary of Loans to Joint Operation

Changes in the balances of loans to Exar Capital are summarized below.

$
Loans to Exar Capital, as at December 31, 2023	320,869
Loans to Exar Capital	41,978
Repayment of loans and interest by Exar Capital	(26,476)
Accrued interest	44,044
Loans to Exar Capital, as at December 31, 2024	380,415
Repayment of loans and interest by Exar Capital	(3,920)
Accrued interest	39,939
Capitalization of loans to investment in Cauchari-Olaroz Project	(99,422)
Derecognition of existing loans upon extinguishment	(308,314)
Recognition of new loans at fair value upon restructuring	299,635
Loans to Exar Capital, as at December 31, 2025	308,333

Schedule of Maturity and Interest Rates

As of December 31, 2025, the total outstanding loans to Exar Capital, including accrued interest, amounted to $308,333, with scheduled maturity and interest rates as follows:

Scheduled Maturities (Year)	Outstanding amount ($)	Interest Rate (%)
2028	19,224	8.12%
2029	23,611	8.47%
2030	28,297	8.75%
2031	28,410	8.95%
2032	37,286	8.25%
2033	47,689	8.36%
2034	39,893	8.48%
2035	83,923	8.63%